Certnys 1-07434

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

12028159

Received SEC
SEP 25 2012
Washington, DC 20549

September 25, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Aflac Incorporated, 5.50% Subordinated Debentures due 2052, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 24, 2012. Tentative listing date – September 27, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com